Report of the Directors - Adjusted Profit Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation Items [Line Items]
Profit before tax	$ 17,167	$ 7,112	$ 18,867
– gain (loss) on disposal of investments and membership interests	79	(1,743)	0
– gain/loss and trading results from disposed-of operations in Brazil	19	(1,743)	0
– own credit spread	298	(4,193)	899
– impairment of GPB – Europe goodwill	0	(3,240)	0
– restructuring and other related costs	(204)	(415)	(430)
– currency translation on significant items	9,077	(9,986)	(10,945)
Operating Segments, Including Adjustments And Inter-segment Eliminations
Consolidation Items [Line Items]
Profit before tax	20,990	18,934	18,795
Significant items
Consolidation Items [Line Items]
Profit before tax	(3,823)	(12,321)	(1,243)
– customer redress programmes (revenue)	(108)	2	(10)
– DVA on derivative contracts	(373)	26	230
– fair value movements on non-qualifying hedges	128	(687)	(327)
– gain (loss) on disposal of investments and membership interests	126	0	0
– investment in new businesses	(99)	0	0
– own credit spread	0	(1,792)	1,002
– costs associated with portfolio disposals	(53)	(28)	0
– costs associated with the UK’s exit from the EU	(28)	0	0
– costs to achieve	(3,002)	(3,118)	(908)
– costs to establish UK ring-fenced bank	(392)	(223)	(89)
– UK customer redress programmes	(655)	(559)	(541)
– gain on partial settlement of pension obligation	188	0	0
– impairment of GPB – Europe goodwill	0	(3,240)	0
– regulatory provisions in GPB	(164)	(344)	(172)
– restructuring and other related costs	0	0	(117)
– settlements and provisions in connection with legal matters	362	(681)	(1,649)
– currency translation on significant items		(133)	193
Significant items | Visa Europe
Consolidation Items [Line Items]
– gain (loss) on disposal of investments and membership interests	0	584	0
Significant items | Visa US
Consolidation Items [Line Items]
– gain (loss) on disposal of investments and membership interests	308	116	0
Significant items | Industrial Bank
Consolidation Items [Line Items]
– gain (loss) on disposal of investments and membership interests	0	0	1,372
Significant items | Brazil operations
Consolidation Items [Line Items]
– gain/loss and trading results from disposed-of operations in Brazil	19	(2,081)	(13)
Significant items | Other investments
Consolidation Items [Line Items]
– gain (loss) on disposal of investments and membership interests	78	0	0
Significant items | Other portfolios
Consolidation Items [Line Items]
– gain (loss) on disposal of investments and membership interests	(158)	(163)	(214)
Currency translation
Consolidation Items [Line Items]
Profit before tax		$ 499	$ 1,315